Schedule of Investments (unaudited) May 31, 2019	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 143.8%

New York — 139.2%

Corporate — 6.2%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(a)	$140	$152,660
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT:
5.00%, 07/01/22	350	382,449
5.00%, 07/01/28	330	356,159
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	1,475	1,941,764
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	920	967,288
Niagara Area Development Corp., Refunding RB, Covanta Project, Series A, AMT, 4.75%, 11/01/42(a)	940	969,450

		4,769,770

County/City/Special District/School District — 35.7%
City of New York, GO, Refunding, Series E:
5.00%, 08/01/30	500	558,655
5.50%, 08/01/25	815	946,973
City of New York, GO, Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	690	781,439
City of New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55(b)	1,000	284,990
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	1,445	1,683,945
5.00%, 11/15/45	2,340	2,708,316
City of New York Industrial Development Agency, RB, PILOT:
(AMBAC), 5.00%, 01/01/39	500	508,390
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/35(b)	500	310,840
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/42(b)	1,750	799,015
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/45(b)	500	201,270
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	100	100,348

Security	Par (000)	Value

County/City/Special District/School District (continued)
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/46	$400	$406,052
Yankee Stadium Project (NPFGC), 4.75%, 03/01/46	400	400,476
Yankee Stadium Project (NPFGC), 5.00%, 03/01/46	500	502,580
City of New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	825	888,682
Fiscal 2014, Sub-Series B-1, 5.00%, 11/01/36	340	388,555
Future Tax Secured Subordinate Bond, Series C-3, 5.00%, 05/01/41	1,315	1,585,259
Future Tax Secured, Sub-Series A-3, 4.00%, 08/01/43	465	510,328
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/39	460	544,953
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/43	1,030	1,212,516
Series A-2, 5.00%, 08/01/38	195	233,571
City of Syracuse New York, GO, Airport Terminal Security & Access, Series A, AMT (AGM), 4.75%, 11/01/31	500	531,635
County of Nassau New York, GOL, General Improvement Bonds, Series B (AGM), 5.00%, 07/01/45	500	597,800
Haverstraw-Stony Point Central School District, GO, Refunding, (AGM), 5.00%, 10/15/36	120	135,433
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(c)	960	1,031,290
5.75%, 02/15/47	590	629,831
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
5.00%, 02/15/39	475	564,547
5.00%, 02/15/42	565	667,813
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 07/15/47	1,400	1,434,958
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	500	514,610
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	735	802,943

1

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	$200	$222,746
4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,082,530
4 World Trade Center Project, 5.00%, 11/15/44	1,250	1,340,550
7 World Trade Center Project, Class 2, 5.00%, 09/15/43	1,000	1,080,620
7 World Trade Center Project, Class 3, 5.00%, 03/15/44	690	745,152
World Trade Center Project, 5.75%, 11/15/51	670	736,055

		27,675,666

Education — 23.6%
Amherst Development Corp., Refunding RB:
Daemen College Project, 5.00%, 10/01/43	155	174,011
Daemen College Project, 5.00%, 10/01/48	120	134,210
University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/20(c)	275	286,932
Build NYC Resource Corp., RB(a):
Inwood Academy for Leadership Charter School Project, Series A, 5.50%, 05/01/48	270	287,788
New Dawn Charter School Project, 5.75%, 02/01/49	255	264,823
Build NYC Resource Corp., Refunding RB, City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 06/01/38	250	284,205
City of New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 07/01/37	440	505,767
Carnegie Hall, 4.75%, 12/01/39	700	709,863
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 09/01/40	1,000	1,039,890
Series B, 4.00%, 08/01/35	190	204,223

Security	Par (000)	Value

Education (continued)
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 06/01/19(c)	$500	$500,000
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Series A:
Buffalo State College Foundation Housing Corp. Project, 5.38%, 10/01/41	280	298,620
The Charter School for Applied Technologies Project, 5.00%, 06/01/35	100	109,464
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 05/01/39	125	137,234
County of Dutchess New York Local Development Corp., RB, Marist College Project:
5.00%, 07/01/43	95	113,564
5.00%, 07/01/48	145	172,527
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	165	195,218
4.00%, 07/01/46	310	335,271
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 07/01/21(c)	1,000	1,076,140
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 07/01/23(c)	240	275,438
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 03/01/20(c)	350	358,613
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%, 09/01/34	150	162,665
5.38%, 09/01/41	650	692,497
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 01/01/21(c)	450	478,926

2

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Geneva Development Corp., Refunding RB, Hobart & William Smith Colleges, 5.25%, 09/01/44	$400	$452,396
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	500	538,045
Fordham University, Series A, 5.50%, 07/01/21(c)	150	162,951
State University Dormitory Facilities, Series A, 5.00%, 07/01/19(c)	250	250,685
State University Dormitory Facilities, Series A, 5.00%, 07/01/41	670	714,394
Touro College & University System, Series A, 5.25%, 01/01/34	1,200	1,335,156
University of Rochester, Series A, 5.13%, 07/01/19(c)	215	215,608
University of Rochester, Series A, 5.13%, 07/01/39	35	35,091
State of New York Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 07/01/33	250	250,815
Fordham University, 5.00%, 07/01/44	640	717,088
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	685	788,134
New York University, Series A, 5.00%, 07/01/37	600	659,136
Skidmore College, Series A, 5.25%, 07/01/29	200	214,456
Skidmore College, Series A, 5.25%, 07/01/31	300	321,492
State University Dormitory Facilities, Series A, 5.25%, 07/01/30	1,220	1,391,203
State University Dormitory Facilities, Series A, 5.25%, 07/01/32	700	796,866
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/35	210	239,866
Hofstra University Project, 4.00%, 07/01/37	220	239,848

Security	Par (000)	Value

Education (continued)
Hofstra University Project, 5.00%, 07/01/47	$100	$117,085

		18,238,204

Health — 13.0%
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 07/01/40	300	314,364
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	190	190,283
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	200	209,870
5.00%, 12/01/46	320	365,699
Series A, 5.00%, 12/01/32	180	196,218
Series A, 5.00%, 12/01/37	250	270,863
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	1,425	1,515,017
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	150	166,716
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	895	949,980
Series B, 6.00%, 11/01/20(c)	130	138,384
Series B, 6.00%, 11/01/30	20	21,212
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project, 5.00%, 01/01/34	500	532,150
State of New York Dormitory Authority, RB, Series A(c):
New York State Association for Retarded Children, Inc., 6.00%, 07/01/19	250	250,860
New York University Hospitals Center, 5.75%, 07/01/20	425	445,073

3

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
State of New York Dormitory Authority, Refunding RB:
Catholic Health Syatem Obligation, 4.00%, 07/01/38	$190	$206,218
Catholic Health Syatem Obligation, 4.00%, 07/01/39	250	270,600
Miriam Osborn Memorial Home Association, 5.00%, 07/01/29	130	130,351
Mount Sinai Hospital, Series A, 5.00%, 07/01/26	500	517,930
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(c)	1,750	1,870,942
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/43	860	971,327
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 05/01/33	500	501,310

		10,035,367

Housing — 6.1%
City of New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 07/01/32	915	1,019,831
5.00%, 07/01/33	400	441,124
City of New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 02/15/48	500	523,865
County of Onondaga New York Trust for Cultural Resources, Refunding RB, Abby Lane Housing Corporation Project, 5.00%, 05/01/40	265	307,318
State of New York HFA, RB:
Affordable Housing, Series E (SONYMA), 4.15%, 11/01/47	660	700,141
M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 02/15/39	940	944,164

Security	Par (000)	Value

Housing (continued)
State of New York Mortgage Agency, Refunding RB, S/F, Series 213, 4.20%, 10/01/43	$715	$770,992

		4,707,435

State — 13.5%
City of New York Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, 4.00%, 07/15/38	2,195	2,436,757
State of New York, GO, Series A, 5.00%, 02/15/39	500	501,320
State of New York Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 03/15/37	1,070	1,163,839
General Purpose, Series C, 5.00%, 03/15/34	1,000	1,056,760
Group B, State Sales Tax, Series A, 5.00%, 03/15/39	250	298,133
Group C, State Sales Tax, Series A, 4.00%, 03/15/45	555	607,076
Series A, 5.00%, 03/15/36	545	650,888
Series A, 5.00%, 02/15/42	250	293,688
Series B, 5.00%, 03/15/42	1,000	1,083,030
State of New York Dormitory Authority, Refunding RB:
Group 3, Series E, 5.00%, 03/15/41	470	572,483
Series A, 5.25%, 03/15/39	1,015	1,264,436
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 03/15/30	500	562,360

		10,490,770

Tobacco — 3.7%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	400	409,604
Counties of New York Tobacco Trust VI, Refunding RB:
Settlement Pass-Through Turbo, Series C, 4.00%, 06/01/51	750	669,247
Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	600	617,100

4

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco (continued)
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 06/01/39	$250	$252,433
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 05/15/40	230	244,161
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C:
4.00%, 06/01/42	285	281,201
5.13%, 06/01/51	355	365,668

		2,839,414

Transportation — 23.9%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	215	249,637
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/23(c)	270	316,321
Series E, 5.00%, 11/15/38	1,000	1,111,560
Metropolitan Transportation Authority, Refunding RB:
Dedicated Tax Fund, Sub-Series B-1, 5.00%, 11/15/31	750	853,500
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	500	558,850
Green Bonds, Series A-1, 5.25%, 11/15/56	250	289,893
Series C-1, 5.00%, 11/15/36	840	995,190
Series F, 5.00%, 11/15/30	1,500	1,656,345
Series F, 5.00%, 11/15/35	500	583,290
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	1,120	1,231,989
New York Liberty Development Corp., RB, World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	500	545,395
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 07/01/46	2,480	2,722,618
5.25%, 01/01/50	165	182,800

Security	Par (000)	Value

Transportation (continued)
(AGM), 4.00%, 07/01/41	$300	$314,967
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	1,000	1,058,700
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
177th Series, 4.00%, 01/15/43	480	502,560
178th Series, 5.00%, 12/01/43	430	478,590
State of New York Thruway Authority, Refunding RB, General:
Series I, 5.00%, 01/01/37	1,530	1,648,881
Series I, 5.00%, 01/01/42	1,030	1,108,125
Series J, 5.00%, 01/01/41	500	562,130
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	240	280,942
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series A, 5.25%, 11/15/45	370	432,941
General, Series A, 5.00%, 11/15/50	500	573,315
Series B, 5.00%, 11/15/38	210	252,086

		18,510,625

Utilities — 13.5%
City of New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 06/15/47	245	294,784
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 06/15/39	1,500	1,740,330
Long Island Power Authority, RB:
CAB, Electric Systems, Series A (AGM), 0.00%, 06/01/28(b)	3,515	2,844,619
General, 5.00%, 09/01/47	200	236,538
General, Electric Systems, Series C (AGC), 5.25%, 09/01/29	1,000	1,288,300

5

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Long Island Power Authority, Refunding RB, Electric System, Series B, 5.00%, 09/01/46	$125	$145,539
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, Series B, 5.00%, 06/15/48	370	446,901
State of New York Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water, Series B, 5.00%, 06/15/36	350	373,408
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series TE, 5.00%, 12/15/41	2,690	3,057,454

		10,427,873

Total Municipal Bonds in New York		107,695,124

Puerto Rico — 4.6%

State — 2.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.50%, 07/01/34	7	7,175
Series A-1, 4.75%, 07/01/53	276	266,254
Series A-1, 5.00%, 07/01/58	1,460	1,451,313
Series A-2, 5.00%, 07/01/58	339	324,169

		2,048,911

Tobacco — 0.5%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	400	404,132

Utilities — 1.5%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	615	610,387
5.13%, 07/01/37	175	173,688

Security	Par (000)	Value

Utilities (continued)
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	$410	$410,000

		1,194,075

Total Municipal Bonds in Puerto Rico		3,647,118

Total Municipal Bonds — 143.8% (Cost — $102,836,301)		111,342,242

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

New York — 19.8%

County/City/Special District/School District — 2.5%
City of New York, GO:
Sub-Series-D1, Series D, 5.00%, 12/01/43(e)	1,150	1,393,041
Sub-Series I-1, 5.00%, 03/01/36	500	566,377

		1,959,418

Education — 0.7%
City of New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 08/01/33	510	572,772

Housing — 1.6%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.25%, 11/01/43	1,130	1,211,699

State — 3.7%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	255	298,963
4.00%, 10/15/32	350	389,956
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 03/15/41	1,000	1,056,815

6

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/47	$1,003	$1,102,271

		2,848,005

Transportation — 7.6%
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	1,995	2,172,845
Port Authority of New York & New Jersey, Refunding ARB:
Consolidated, Series 169th, 5.00%, 10/15/26	1,000	1,075,260
Consolidated, Series 210th, 5.00%, 09/01/48	960	1,162,521
Series 194th, 5.25%, 10/15/55	735	859,808
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series A, 5.00%, 11/15/46	500	586,005

		5,856,439

Utilities — 3.7%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	1,500	1,604,935

Security	Par (000)	Value

Utilities (continued)
Fiscal 2012, Series BB, 5.00%, 06/15/44	$1,005	$1,084,070
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series B, 4.00%, 12/15/35	190	210,701

		2,899,706

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 19.8% (Cost — $14,449,134)		15,348,039

Total Long-Term Investments — 163.6% (Cost — $117,285,435)		126,690,281

	Shares

Short-Term Securities — 2.4%
BlackRock Liquidity Funds New York Money Fund Portfolio, 1.44%(f)(g)	1,848,146	1,848,146

Total Short-Term Securities — 2.4% (Cost — $1,848,146)		1,848,146

Total Investments — 166.0% (Cost — $119,133,581)		128,538,427

Other Assets Less Liabilities — 1.8%		1,403,680

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.5)%		(8,099,661)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (57.3)%		(44,400,000)

Net Assets Applicable to Common Shares — 100.0%		$77,442,446

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(e)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on December, 01, 2026, is $604,549.

(f)	Annualized 7-day yield as of period end.
(g)

During the period ended May 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

7

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock New York Municipal Income Trust II (BFY)

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio	—	1,848,146	1,848,146	$1,848,146	$3,929	$—	$—
BlackRock Liquidity Funds, MuniCash, Institutional Class*	129,237	(129,237)	—	—	901	13	(13)

				$1,848,146	$4,830	$13	$(13)

*	No longer held by the Trust as of period end.
(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

CAB — Capital Appreciation Bonds

FHA — Federal Housing Administration

GO — General Obligation Bonds

HFA — Housing Finance Agency

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

PILOT — Payment in Lieu of Taxes

RB — Revenue Bonds

S/F — Single-Family

SONYMA — State of New York Mortgage Agency

SRF — State Revolving Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	13	09/19/19	$1,648	$(10,919)
Long U.S. Treasury Bond	24	09/19/19	3,689	(38,396)
5-Year U.S. Treasury Note	11	09/30/19	1,291	(5,259)

				$(54,574)

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Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock New York Municipal Income Trust II (BFY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$126,690,281	$—	$126,690,281
Short-Term Securities	1,848,146	—	—	1,848,146

	$1,848,146	$126,690,281	$—	$128,538,427

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(54,574)	$—	$—	$(54,574)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(8,058,575)	$—	$(8,058,575)
VRDP Shares at Liquidation Value	—	(44,400,000)	—	(44,400,000)

	$—	$(52,458,575)	$—	$(52,458,575)

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